NAME OF REGISTRANT:
TEMPLETON GLOBAL SMALLER COMPANIES FUND
File No. 811-03143

EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws
THIRD AMENDED AND RESTATED
BY-LAWS
OF
TEMPLETON GLOBAL SMALLER COMPANIES FUND
A DELAWARE STATUTORY TRUST
(Effective as of May 18, 2018)
These Amended and Restated By-Laws may contain
 any provision not inconsistent with applicable
law or the Declaration of Trust, relating to
the governance of the Trust.  Unless otherwise specified in
these By-Laws, capitalized terms used in these By-Laws shall have the meanings assigned to them in the Declaration of Trust.
  Every Shareholder by virtue of having become a
 Shareholder shall be bound by these By-Laws.
ARTICLE I
DEFINITIONS
Section 1.	Whenever used herein the following terms shall
 have the following meanings:
(a)	"1940 ACT" shall mean the Investment Company Act of 1940
 and the rules and regulations thereunder, all as adopted or amended from time to time;
(b)	"BOARD OF TRUSTEES" OR "BOARD" shall mean the governing
 body of the Trust, that is comprised of the number of Trustees of the Trust fixed from time to time pursuant to Article IV of
the Declaration of Trust, having the powers and
duties set forth therein;
(c)	"BY-LAWS" shall mean these Amended and Restated By-Laws of
the Trust, as amended, restated or supplemented from time to time in accordance with Article VIII hereof. These By-Laws may contain any provision not inconsistent with applicable law or
 the Declaration of Trust, relating to the governance of
 the Trust;
(d)	"CERTIFICATE OF TRUST" shall mean the certificate of
trust of the Trust filed with the office of the Secretary of
 State of the State of Delaware as required under the DSTA to form the Trust, as such certificate shall be amended, restated
or supplemented from time to time and filed with such office;
(e)	"CLASS" shall mean each class of Shares of the Trust or
 of a Series of the Trust established and designated under and in accordance with the provisions of Article III of the Declaration of Trust;
(f)	"CODE" shall mean the Internal Revenue Code of 1986 and
the rules and regulations thereunder, all as adopted or amended from time to time;
(g)	"COMMISSION" shall have the meaning given that term in
the 1940 Act;
(h)	"DSTA" shall mean the Delaware Statutory Trust Act
(12 Del. C.  3801, et seq.), as amended from time to time;
(i)	"DECLARATION OF TRUST" shall mean the Amended and
Restated Agreement and Declaration of Trust, as amended,
restated or supplemented from time to time;
(j)	"INVESTMENT ADVISER" or "ADVISER" shall mean a Person,
 as defined below, furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 7(a) of the Declaration of Trust;
(k)	"PERSON" shall mean a natural person, partnership,
limited partnership, limited liability company, trust, estate, association, corporation, organization, custodian, nominee or any other individual or entity in its own or any representative capacity, in each case, whether domestic or foreign, and
a statutory trust or a foreign statutory or business trust;
(l)	"SERIES" shall mean each Series of Shares established
and designated under and in accordance with the provisions of
 Article III of the Declaration of Trust;
(m)	"SHARES" shall mean the transferable shares of beneficial
interest into which the beneficial interest in the Trust shall be divided from time to time, and shall include fractional
and whole Shares;
(n)	"SHAREHOLDER" shall mean a record owner of Shares
 pursuant to these By-Laws;
(o)	"TRUST" shall mean Templeton Global Smaller Companies Fund,
 the Delaware statutory trust formed under the Original Declaration of Trust, as amended, and by filing of the Certificate of Trust with the office of the Secretary of State of the State of Delaware, and governed by the Declaration of Trust;
(p)	"TRUSTEE" or "TRUSTEES" shall mean each Person who signs
the Declaration of Trust as a trustee and all other Persons who may, from time to time, be duly elected or appointed, qualified and serving on the Board of Trustees in accordance with the provisions hereof and the Declaration of Trust, so long as such signatory or other Person continues in office in accordance with the terms hereof and the Declaration of Trust.  Reference herein to a Trustee or the Trustees shall refer to such Person or Persons in such
Person's or Persons' capacity as a trustee or trustees hereunder and under the Declaration of Trust.
ARTICLE II
MEETINGS OF SHAREHOLDERS
Section 1.	PLACE OF MEETINGS.  Meetings of Shareholders shall be
held at any place within or outside the State of Delaware designated by the Board. In the absence of any such designation by the Board, Shareholders' meetings shall be held at the offices of the Trust.
Section 2.	MEETINGS.  Any meeting of Shareholders may be called
 at any time by the Board, by the chairperson of the Board or by the president of the Trust for the purpose of taking action upon any matter deemed by the Board to be necessary or desirable.
To the extent permitted by the 1940 Act, a meeting of
the Shareholders for the purpose of electing Trustees
may also be called by the chairperson of the Board.
There shall be no annual meetings of the Shareholders
for the election of Trustees or the transaction of any
other business except as required by the 1940 Act or other
 applicable federal law.  In the event any annual meeting
of the Shareholders is to be held, it shall be held at the
principal executive office of the Trust or as otherwise
determined by the Board of Trustees. Special meetings of
the Shareholders shall be held as provided herein or in
the Declaration of Trust or as otherwise required by
the 1940 Act or other applicable federal law. Except
 as required by federal law, including the 1940 Act,
 the Shareholders shall not be entitled to call, or to
 have the Secretary call, meetings of the Shareholders.
 To the extent required by federal law, including the 1940 Act, special meetings of the Shareholders shall be called by
 the Secretary upon the request of the Shareholders owning
 Shares representing at least the percentage of
the total combined votes of all Shares of the Trust
 issued and outstanding required by federal law,
 including the 1940 Act, provided that (a) such request
 shall state the purposes of such meeting and the matters
 proposed to be acted on, and (b) the Shareholders requesting such meeting shall have paid to the Trust the reasonably
estimated cost of preparing and mailing the notice thereof,
 which an authorized officer of the Trust shall determine
 and specify to such Shareholders. No meeting shall be called upon the request of Shareholders to consider any matter
 which is substantially the same as a matter voted upon at
 any meeting of the Shareholders held during
the preceding twelve (12) months, unless requested
by the holders of a majority of all Shares entitled
to be voted at such meeting.
Section 3.	NOTICE OF SHAREHOLDERS' MEETING.
  Notice of any meeting of Shareholders shall be given
to each Shareholder entitled to vote at such meeting
in accordance with Section 4 of this Article II not less
 than ten (10) nor more than one hundred and twenty (120) days before the date of the meeting.  The notice shall specify
(i) the place, date and hour of the meeting, and
 (ii) the general nature of the business to be transacted
and to the extent required by the 1940 Act, the purpose
or purposes thereof.
Section 4.	MANNER OF GIVING NOTICE.  Notice of
any meeting of Shareholders shall be given either personally or by United States mail, courier, cablegram, telegram,
facsimile or electronic mail, or other form of communication permitted by then current law, charges prepaid, addressed
to the Shareholder or to the group of Shareholders at
the same address as may be permitted pursuant to applicable laws, or as Shareholders may otherwise consent, at the address of that Shareholder appearing on the books of the Trust or
its transfer or other duly authorized agent or provided
in writing by the Shareholder to the Trust for the purpose of notice.
  Notice shall be deemed to be given when delivered personally, deposited in the United States mail or with a courier,
 or sent by cablegram, telegram, facsimile or electronic mail.
 If no address of a Shareholder appears on the Trust's books or has been provided in writing by a Shareholder, notice
shall be deemed to have been duly given without a mailing,
 or substantial equivalent thereof, if such notice shall be
 available to the Shareholder on written demand of
 the Shareholder at the offices of the Trust.
If any notice addressed to a Shareholder at the address
 of that Shareholder appearing on the books of
the Trust or that has been provided in writing by that Shareholder to the Trust for the purpose of notice, is returned to
the Trust marked to indicate that the notice to
the Shareholder cannot be delivered at that address,
 all future notices or reports shall be deemed to have been
 duly given without further mailing, or substantial equivalent thereof, if such notices shall be available to
the Shareholder on written demand of the Shareholder
 at the offices of the Trust. In the absence of fraud,
 any irregularities in the notice of any meeting or
the nonreceipt of any such notice by any of the Shareholders shall not invalidate any action otherwise properly taken
at any such meeting.
Section 5.	POSTPONED AND ADJOURNED MEETING; NOTICE.
  Prior to the date upon which any meeting of Shareholders
 is to be held, the Board of Trustees may postpone
such meeting one or more times for any reason by giving
 notice to each Shareholder entitled to vote at the meeting
so postponed of the place, date and hour at which such meeting will be held.  Such notice shall be given not fewer than two (2) days before the date of such meeting and otherwise in accordance with this Article II.  Any Shareholders' meeting, whether
or not a quorum is present, may be adjourned from time to time for any reason whatsoever by vote of the holders of Shares entitled to vote holding not less than a majority of the Shares present in person or by proxy at the meeting, or by the chairperson of the Board, the president of the Trust, in the absence of
the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president.
 Any adjournment may be made with respect to any business
which might have been transacted at such meeting and
any adjournment will not delay or otherwise affect
the effectiveness and validity of any business transacted
at the Shareholders' meeting prior to adjournment.
When any Shareholders' meeting is adjourned to another
 time or place, written notice need not be given of
the adjourned meeting if the time and place thereof
are announced at the meeting at which the adjournment is taken, unless after the adjournment, a new record date is fixed for the adjourned meeting, or unless the adjournment is for
 more than one hundred and eighty (180) days from the record date set for the original meeting, in which case, the Board of
Trustees shall set a new record date as provided in Article V of the Declaration of Trust and give written notice to
 each Shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Sections 3 and 4 of
this Article II.  At any postponed or adjourned meeting,
any business may be transacted that might have been transacted at the original meeting.
Section 6.	VOTING.
(a)	The Shareholders entitled to vote at any meeting of Shareholders and the Shareholder vote required to take action shall be determined in accordance with the provisions of the Declaration of Trust.
 Unless determined by the inspector of the meeting to be advisable, the vote on any question need not be by written ballot.
(b)	Unless otherwise determined by the Board at
the time it approves an action to be submitted to
the Shareholders for approval, Shareholder approval of an action shall remain in effect until such time as the approved action is implemented or the Shareholders vote to the contrary.
  Notwithstanding the foregoing, an agreement of merger,
consolidation, conversion or reorganization may be terminated or amended notwithstanding prior approval if so authorized
by such agreement of merger, consolidation, conversion or
reorganization pursuant to Section 3815 of the DSTA and/or
pursuant to the Declaration of Trust, these By-Laws and Section 3806 of the DSTA.
Section 7.	WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS.
  Attendance by a Shareholder, in person or by proxy,
at a meeting shall constitute a waiver of notice of that meeting with respect to that Shareholder, except when the Shareholder attends the meeting for the express purpose of objecting,
 at the beginning of the meeting, to the transaction of
any business because the meeting is not lawfully called or convened.
  Whenever notice of a Shareholders' meeting is required to be given to a Shareholder under the Declaration of Trust or these By-Laws, a written waiver thereof, executed before or after the time notice is required to be given, by such Shareholder or his or her attorney thereunto authorized, shall be deemed equivalent to such notice.
 The waiver of notice need not specify the purpose of, or
the business to be transacted at, the meeting.
Section 8.	PROXIES.  Every Shareholder entitled to vote
for Trustees or on any other matter that may properly come
before the meeting shall have the right to do so either in person or by one or more agents authorized by a written proxy executed by the Shareholder and filed with the secretary of the Trust before being voted; provided, that an alternative to the execution of a written proxy may be permitted as described in the next paragraph of this Section 8.  A proxy shall be deemed executed
if the Shareholder's name is placed on the proxy
(whether by manual signature, typewriting, telegraphic or
 electronic transmission (as defined in Section 3806 of the DSTA)
 or otherwise) by the Shareholder or
the Shareholder's attorney-in-fact.
  A valid proxy that does not state
that it is irrevocable shall continue
in full force and effect unless (i) revoked by the person executing it before the vote pursuant to that proxy is taken
(a) by a writing delivered to the Trust stating that
the proxy is revoked, (b) by a subsequent proxy executed
by such person, (c) attendance at the meeting and voting
 in person by the person executing that proxy, or
(d) revocation by such person using any electronic,
 telephonic, computerized or other alternative means authorized by the Trustees for authorizing the proxy to act; or
(ii) written notice of the death or incapacity of the maker of that proxy is received by the Trust before the vote pursuant to that proxy is counted; provided, however, that no proxy shall be valid after the expiration of eleven (11) months from the date of the proxy unless otherwise expressly provided in the proxy.
The revocability of a proxy that states on its face that
 it is irrevocable shall be governed by the provisions of
the General Corporation Law of the State of Delaware.
Unless revoked, any proxy given in connection with a postponed or adjourned meeting for which a new record date is fixed shall continue to be valid so long as the Shareholder giving such proxy is a Shareholder of record on such new such record date.
With respect to any Shareholders' meeting, the Board, or,
in case the Board does not act, the president, any vice president or the secretary, may permit proxies by electronic transmission
 (as defined in Section 3806 of the DSTA), telephonic, computerized, telecommunications or other reasonable alternative to the execution of a written instrument authorizing the holder of the proxy to act.
  A proxy with respect to Shares held in the name of two or
more Persons shall be valid if executed, or a permitted alternative to execution is used, by any one of them unless, at or prior to the exercise of the proxy, the secretary of the Trust receives a specific written notice to the contrary from any one of them.
  A proxy purporting to be by or on behalf of
a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest with the challenger.  Unless otherwise specifically limited
by their terms, proxies shall entitle the Shareholder to vote at any adjournment or postponement of a Shareholder meeting.
Subject to the provisions of the DSTA, the Declaration of Trust or these By-Laws, the General Corporation Law of
the State of Delaware relating to proxies,
and judicial interpretations thereunder,
 shall govern all matters concerning the giving,
voting or validity of proxies, as if the Trust were
a Delaware corporation and the Shareholders were stockholders of a Delaware corporation.
Section 9.	INSPECTORS.  Before any meeting of Shareholders,
 the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust, may appoint any person other than nominees for office to act as inspector at the meeting or any adjournment.
 If any person appointed as inspector fails to appear or fails or refuses to act, the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust, shall appoint a person
to fill the vacancy.  Such appointments may be made
by such officers in person or by telephone.
The inspector shall:
(a)	determine the number of Shares and the voting power of each
, the Shares represented at the meeting, the existence of
a quorum and the authenticity, validity and effect of proxies;
(b)	receive votes or ballots;
(c)	hear and determine all challenges and questions in
any way arising in connection with the right to vote;
(d)	count and tabulate all votes;
(e)	determine when the polls shall close;
(f)	determine the result of voting; and
(g)	do any other acts that may be proper to conduct the election or vote with fairness to all Shareholders.
ARTICLE III
TRUSTEES
Section 1.	VACANCIES.
(a)	Whenever a vacancy in the Board shall occur (by reason of death, resignation, removal, retirement, an increase in the authorized number of Trustees or other cause), until such vacancy is filled as provided herein or the number of authorized Trustees constituting the Board of Trustees is decreased pursuant to Article IV, Section 1 of the Declaration of Trust, the Trustee(s) then in office,
 regardless of the number and even if less than a quorum,
shall have all the powers granted to the Board and shall discharge all the duties imposed upon the Board by the Declaration of Trust and these By-Laws as though such number constitutes the entire Board.
(b)	Vacancies in the Board of Trustees may be filled by not less than a majority vote of the Trustee(s) then in office, regardless of the number and even if less than a quorum and a meeting of
 Shareholders shall be called for the purpose of electing Trustees if required by the 1940 Act.  Notwithstanding the above, whenever and for so long as the Trust is a participant in or otherwise has in effect a plan under which the Trust may be deemed to bear expenses of distributing its Shares as that practice is described in
Rule 12b-1 under the 1940 Act, then the selection and
nomination of each of the Trustees who is not an "interested person"
 (as that term is defined in the 1940 Act ) of the Trust,
any Adviser or the principal underwriter of the Trust
 (such Trustees are referred to herein as "disinterested Trustees"), shall be, and is, committed to the discretion of
the disinterested Trustees remaining in office.
 In the event that all Trustee offices become vacant,
an authorized officer of the Investment Adviser shall serve
as the sole remaining Trustee effective upon the vacancy in
 the office of the last Trustee.  In such case, an authorized officer of the Investment Adviser, as the sole remaining Trustee, shall, as soon as practicable, fill all of the vacancies on the Board;
 provided, however, that the percentage of Trustees who are
 disinterested Trustees shall be no less than that permitted by the 1940 Act.  Upon the qualification of such Trustees,
the authorized officer of the Investment Adviser shall resign as Trustee and a meeting of the Shareholders shall be called
, as required by the 1940 Act, for the election of Trustees.
 An appointment of a Trustee may be made by the Trustees
then in office in anticipation of a vacancy to occur
by reason of retirement, resignation, or removal of
 a Trustee, or an increase in number of Trustees effective at a later date, provided that said appointment shall become
 effective only at the time or after the expected vacancy occurs.
Section 2.	PLACE OF MEETINGS AND MEETINGS BY TELEPHONE; PROXIES.
  All meetings of the Board may be held at any place within or outside the State of Delaware that is designated from
time to time by the Board,
 the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust.  In the absence of such a designation, regular meetings shall be held at the offices of the Trust.
Any meeting, regular or special, may be held, with respect
to one or more participating Trustees, by conference telephone or similar communication equipment, so long as all Trustees participating in the meeting can hear one another, and
all such Trustees shall be deemed to be present in person
at such meeting.  At all meetings of the Trustees,
every Trustee shall be entitled to vote by proxy, provided
 that such proxy shall, before or after such meeting,
be delivered to the secretary or other person responsible
 for recording the proceedings of such meeting.
 To the extent permitted by the 1940 Act, a Trustee may provide any proxy through written, electronic, telephonic, computerized, facsimile, telecommunications, telex or by any other form of communication.
Section 3.	REGULAR MEETINGS.  Regular meetings of
the Board shall be held at such time and place as shall
from time to time be fixed by the Board, the chairperson of
the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust.
  Regular meetings may be held without notice.
Section 4.	SPECIAL MEETINGS.  Special meetings of
the Board for any purpose or purposes may be called at
any time by any Trustee, the chairperson of the Board,
or in the absence of the chairperson of the Board,
the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust.
Notice of the purpose, time and place of special meetings
 (or of the time and place for each regular meeting for
 which notice is given) shall be given personally,
 sent by first-class mail, courier, cablegram or telegram,
 charges prepaid, or by facsimile or electronic mail,
 addressed to each Trustee at that Trustee's address
as has been provided to the Trust for purposes of notice;
 PROVIDED, that, in case of a national, regional or local emergency or disaster, which prevents such notice, such notice may be given by any means available or need not be given if no means are available.
  In case the notice is mailed, it shall be deemed to be duly given if deposited in the United States mail at least seven (7) days before the time the meeting is to be held. In case the notice is given personally or is given by courier, cablegram, telegram, facsimile or electronic mail, it shall be deemed to be duly given if delivered at least twenty-four (24) hours before the time of the holding of the meeting.  The notice need not specify the place of the meeting if the meeting is to be held at the offices of the Trust.
Section 5.	WAIVER OF NOTICE.  Whenever notice is required
to be given to a Trustee under this Article, a written waiver of notice signed by the Trustee, whether before or after the time notice is required to be given, shall be deemed equivalent to notice.
The waiver of notice need not specify the purpose of, or the business to be transacted at, the meeting.  All such waivers shall be filed with the records of the Trust or made a part of the minutes of the meeting.  Attendance of a Trustee at a meeting shall constitute a waiver of notice of such meeting, except when the Trustee attends the meeting for the express purpose of objecting at
the beginning of the meeting to the transaction of
any business because the meeting is not lawfully called
or convened.
Section 6.	ADJOURNMENT.  A majority of the Trustees
present at a meeting of the Board, whether or not a quorum
 is present, may adjourn such meeting to another time and place.
 Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the meeting prior to adjournment.  At any adjourned meeting at which
a quorum is present,
 any business may be transacted which might
 have been transacted at the meeting as
 originally called.
Section 7.	NOTICE OF ADJOURNMENT.
  Notice of the time and place of an adjourned
 meeting need not be given if the time and place
 thereof are announced at the meeting at which
 the adjournment is taken.  If the adjournment is for more than thirty (30) days after the date of the original meeting,
 notice of the adjourned meeting shall be given to each Trustee.
Section 8.	COMPENSATION OF TRUSTEES.  Trustees may receive
from the Trust reasonable compensation for their services and reimbursement of reasonable expenses
 as may be determined by the Board.
  This Section 8 shall not be construed to preclude
any Trustee from serving the Trust in any other capacity
 as an officer, agent, employee, or otherwise and
 receiving compensation and reimbursement of expenses for
those services.
Section 9.	CHAIRPERSON OF THE BOARD.
 The Board of Trustees may elect a Chairperson for the purpose of presiding at meetings of the Board of Trustees (the "Chairperson").
  The Chairperson shall exercise and perform such other powers and duties as may be from time to time assigned to the Chairperson by the Board of Trustees or prescribed by these By-Laws.
The Chairperson may delegate their powers and duties to
the trustees or officers of the Trust that the Chairperson
deems appropriate, provided that such delegation is consistent with applicable legal and regulatory requirements.
ARTICLE IV
COMMITTEES
Section 1.	COMMITTEES OF TRUSTEES.  The Board may,
 by majority vote, designate one or more committees of the Board, each consisting of two (2) or more Trustees (or one (1) Trustee in the case of a committee formed to consider a Shareholder demand pursuant to Article VII, Section 4 of the Declaration of Trust),
to serve at the pleasure of the Board.  The Board may, by majority vote, designate one or more Trustees as alternate members of any
 such committee who may replace any absent member at
any meeting of the committee.  Any such committee,
to the extent provided by the Board, shall have such authority as delegated to it by the Board from time to time, except
with respect to:
(a)	the approval of any action which under the Declaration of Trust, these By-Laws or applicable law also requires Shareholder approval or requires approval by a majority of the entire Board or
 certain members of the Board;
(b)	the filling of vacancies on the Board or on
any committee thereof; provided however,
that such committee may nominate Trustees
 to fill such vacancies, subject to the Trust's compliance with the 1940 Act and the rules thereunder;
(c)	the amendment, restatement or repeal of the Declaration of
Trust or these By-Laws or the adoption of a new Declaration of Trust or new By-Laws;
(d)	the amendment or repeal of any resolution of the Board; or
(e)	the designation of any other committee of the Board or
 the members of such committee.
Section 2.	MEETINGS AND ACTION OF BOARD COMMITTEES.
 Meetings and actions of any committee of the Board shall,
 to the extent applicable, be held and taken in the manner provided in Article IV of the Declaration of Trust and Article III of
these By-Laws, with such changes in the context thereof as
 are necessary to substitute the committee and its members for the Board and its members, except that the time of regular meetings of any committee may be determined either by the Board or by the committee.  Special meetings of any committee may also be called by resolution of the Board or such committee, and notice of special meetings of any committee shall also be given to
all alternate members who shall have the right to attend
all meetings of the committee.  The Board may from time to time adopt other rules for the governance of any committee.
Section 3.	ADVISORY COMMITTEES.  The Board may appoint one or more
 advisory committees comprised of such number of individuals appointed by the Board who may meet at such time, place and upon such notice, if any, as determined by the Board.  Such advisory committees shall have no power to require the Trust to take any specific action.
ARTICLE V
OFFICERS
Section 1.	OFFICERS.  The officers of the Trust shall be a
Chief Executive Officer - Investment Management,
a Chief Executive Officer
 - Finance and Administration, a President,
a Secretary, a Chief Financial Officer and Chief Accounting Officer,
 and a Treasurer.  The Trust may also have, at the discretion of the Board, one or more vice presidents, one or more
assistant vice presidents, one or more assistant secretaries, one or more assistant treasurers, and such other officers,
 who shall have such authority and perform such duties as are provided in the Declaration of Trust, these By-Laws or as the Board, or to the extent permitted by the Board, as the president,
may from time to time determine.  Any number of offices
may be held by the same person, except the offices of president and vice president.
Section 2.	APPOINTMENT OF OFFICERS.  The officers of
 the Trust shall be appointed by the Board, or to
the extent permitted by the Board, by the president,
and each shall serve at the pleasure of the Board, or
 to the extent permitted by the Board, at the pleasure of
the president, subject to the rights, if any, of an officer
under any contract of employment.
Section 3.	REMOVAL AND RESIGNATION OF OFFICERS.
Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or
 without cause, by the Board or, to the extent permitted
by the Board, by the president.
Any officer may resign at any time by giving written notice
to the Trust.  Such resignation shall take effect upon receipt unless specified to be effective at some later time and
unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective.
 Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.
Section 4.	VACANCIES IN OFFICES.  A vacancy in any office because
 of death, resignation, removal, incapacity or
other cause shall be filled
 in the manner prescribed in these By-Laws for regular appointment to that office.
Section 5.	PRESIDENT.  Subject to such supervisory powers,
 if any, as may be given by the Board of Trustees to
the chairperson of the board, if there be such an officer,
 the president shall, subject to the control of
the Board of Trustees, have general supervision,
direction and control of the business and the officers of the Trust.
Section 6.	VICE PRESIDENTS.  In the absence, resignation,
removal, incapacity or death  of the president, the vice presidents, if any, in order of their rank as fixed by the Board or
if not ranked, a vice president designated by the Board,
 shall exercise all the powers and perform all the duties of, and be subject to all the restrictions upon, the president
until the president's return, his incapacity ceases or
a new president is appointed.  Each vice president shall have such other powers and perform such other duties as from
 time to time may be prescribed by the Board or the president
, or as provided in the Declaration of Trust or these By-Laws.
Section 7.	SECRETARY.  The secretary shall keep or cause to be kept
 at the offices of the Trust or such other place as the Board may direct a book of minutes of all meetings and actions
 (including consents) of the Board, committees of the Board
 and Shareholders.  The secretary shall keep a record of
the time and place of such meetings, whether regular or special, and if special, how authorized, the notice given, the names of those present at Board meetings or committee meetings,
the number of Shares present or represented by proxy at Shareholders'
 meetings, and the proceedings.
The secretary shall cause to be kept at the offices of
the Trust or at the office of the Trust's transfer or
other duly authorized agent, a share register or
a duplicate share register showing the names of all Shareholders and their addresses, the number, Series and Classes (if applicable)
 of Shares held by each, the number and date of certificates, if any, issued for such Shares and the number and date of cancellation of every certificate surrendered for cancellation.
The secretary shall give or cause to be given notice of all meetings of the Shareholders and of the Board required by
 the Declaration of Trust, these By-Laws or by applicable law to be given and shall have such other powers and perform such other duties as may be prescribed by the Board or the president of the Trust, or as provided in the Declaration of Trust or these By-Laws.
Section 8.	TREASURER.  The Treasurer shall be responsible
for the general supervision over the care and custody of the funds, securities, and other valuable effects of the Trust and
shall deposit the same or cause the same to be deposited
in the name of the Trust in such depositories as
the Board of Trustees may designate; shall disburse the funds of the Trust as may be ordered by the Board of Trustees;
 shall have supervision over the accounts of all receipts
 and disbursements of the Trust; disburse the funds of the Trust;
 shall have the power and authority to perform the duties
usually incident of his office and those duties as may be assigned to him from time to time by the Board or by
the Chief Financial Officer and Chief Accounting Officer;
 and shall render to the Chief Financial Officer and
 Chief Accounting Officer and the Board, whenever they request it, an account of all of his transactions as Treasurer.
Section 9.	CHIEF EXECUTIVE OFFICER - INVESTMENT MANAGEMENT.
 The Chief Executive Officer - Investment Management shall be the principal executive officer with respect to
the portfolio investments of the Trust, and shall have
 such other powers and duties as may be prescribed
by the Board of Trustees or these By-Laws.
Section 10.	CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION.
  The Chief Executive Officer - Finance and Administration shall be the principal executive officer with respect to
the financial accounting and administration of the Trust,
 and shall have such other powers and duties as may be prescribed by the Board of Trustees or these By-Laws.
Section 11.	CHIEF FINANCIAL OFFICER AND CHIEF ACCOUNTING OFFICER
..  The Chief Financial Officer and Chief Accounting Officer shall, whenever required by the Board of Trustees, render or
cause to be rendered financial statements of the Trust;
supervise the investment of its funds as ordered or
authorized by the Board, taking proper vouchers therefor;
 provide assistance to the Audit Committee of the Board and
 report to such Committee as necessary; be designated
as principal accounting officer/principal financial officer
 for purposes of ss. 32 of the 1940 Act, ss. 302 of
the Sarbanes Oxley Act of 2002 and ss. 6 of
 the Securities Act of 1933; shall keep and maintain or
cause to be kept and maintained adequate and correct books
and records of accounts of the properties and business transactions of the Trust (and every series and class thereof),
 including accounts of assets, liabilities, receipts, disbursements, gains, losses, capital retained earnings and shares; shall have the power
and authority to perform the duties usually incident of his
office and those duties as may be assigned to him from
 time to time by the Board; and shall render to
the Chief Executive Officer -Finance and Administration and
the Board, whenever they request it, an account of all of
 his transactions as Chief Financial Officer and
 Chief Accounting Officer and of the financial condition of the Trust.
ARTICLE VI
RECORDS AND REPORTS
Section 1.	MAINTENANCE AND INSPECTION OF SHARE REGISTER.
  The Trust shall keep at its offices or at the office of
its transfer or other duly authorized agent, records of
 its Shareholders, that provide the names and addresses of
 all Shareholders and the number, Series and Classes, if any, of Shares held by each Shareholder.  Such records may be inspected during the Trust's regular business hours by any Shareholder, or its duly authorized representative, upon reasonable
written demand to the Trust, for any purpose reasonably related to such Shareholder's interest as a Shareholder.
Section 2.	MAINTENANCE AND INSPECTION OF DECLARATION OF TRUST
 AND BY-LAWS.  The Trust shall keep at its offices the original or a copy of the Declaration of Trust and these By-Laws, as amended or restated from time to time, where they may be inspected during the Trust's regular business hours by any Shareholder, or its duly authorized representative, upon reasonable written demand to the Trust, for any purpose reasonably related to such Shareholder's interest as a Shareholder.
Section 3.	MAINTENANCE AND INSPECTION OF OTHER RECORDS.
 The accounting books and records and minutes of proceedings of the Shareholders, the Board, any committee of the Board or
any advisory committee shall be kept at such place or places designated by the Board or, in the absence of such designation, at the offices of the Trust.  The minutes shall be kept in written form and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form.
If information is requested by a Shareholder, the Board, or, in case the Board does not act, the president, any vice president or the secretary, shall establish reasonable standards governing, without limitation, the information and documents to be furnished and the time and the location, if appropriate, of furnishing such information and documents.  Costs of providing such information and documents shall be borne by the requesting Shareholder.
 The Trust shall be entitled to reimbursement for its direct, out-of-pocket expenses incurred in declining unreasonable requests
 (in whole or in part) for information or documents.
The Board, or, in case the Board does not act, the president, any vice president or the secretary, may keep confidential
from Shareholders for such period of time as the Board or
such officer, as applicable, deems reasonable any information that the Board or such officer, as applicable, reasonably believes to be in the nature of trade secrets or other information that the Board or such officer, as the case may be, in good faith believes would not be in the best interests of the Trust to disclose or that could damage the Trust or its business or that
the Trust is required by law or by agreement with a third party to keep confidential.
Section 4.	INSPECTION BY TRUSTEES.
 Every Trustee shall have the absolute right during the Trust's regular business hours to inspect all books, records, and
documents of every kind and the physical properties of the Trust.
  This inspection by a Trustee may be made in person or by an agent or attorney and the right of inspection includes the right to copy and make extracts of documents.
ARTICLE VII
GENERAL MATTERS
Section 1.	CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS.
 All checks, drafts, or other orders for payment of money,
 notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed by such person or persons and in such manner as the Board from time
to time shall determine.
Section 2.	CONTRACTS AND INSTRUMENTS; HOW EXECUTED.
 The Board, except as otherwise provided in the Declaration of Trust and these By-Laws, may authorize any officer or officers or agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust or any Series thereof and this authority may be general or confined to specific instances.
Section 3.	CERTIFICATES FOR SHARES.  No certificate or
certificates for Shares shall be issued to Shareholders and no
 Shareholder shall have the right to demand or require that
a certificate for Shares be issued to it.  The Trust shall adopt and use a system of issuance, recordation and transfer of
 its shares by electronic or other means.
Section 4.	LOST CERTIFICATES.  No new certificate for Shares
 shall be issued to replace an old certificate that is surrendered to the Trust for cancellation.  In case any Share certificate or certificate for any other security is lost, stolen, or destroyed, such certificate shall be cancelled and the ownership of
an uncertificated Share shall be recorded upon the books of
the Trust, on such terms and conditions as the Board may require, including a provision for indemnification of the Board and
the Trust secured by a bond or other adequate security sufficient to protect the Trust and the Board against any claim
that may be made against either, including any expense or liability on account of the alleged loss, theft,
 or destruction of the certificate.
Section 5.	REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST.
  The Trust's president or any vice president or
any other person authorized by the Board or by
any of the foregoing designated officers, is authorized
to vote or represent on behalf of the Trust, or any Series thereof, any and all shares of any corporation,
 partnership, trust, or other entity,
 foreign or domestic, standing in the name of the Trust or
 such Series thereof.  The authority granted
may be exercised in person or by a proxy duly executed by
such authorized person.
Section 6.	TRANSFERS OF SHARES.  Shares are transferable,
 if authorized by the Declaration of Trust, only on the record books of the Trust by the Person in whose name
such Shares are registered, or by his or her duly authorized attorney -in-fact or representative. Upon receipt of proper transfer instructions from the registered owner of certificated Shares, and upon the surrender for cancellation of such certificates representing the number of Shares to be transferred with
an assignment and power of transfer endorsed thereon or
 attached thereto, duly executed, with such proof of
 the authenticity of the signature as the Trust or
its agents may reasonably require, the Trust shall cancel the old certificate and record the transaction and ownership of uncertificated Shares upon the books of the Trust.
 Upon receipt of proper transfer instructions from
 the registered owner of uncertificated Shares,
 such uncertificated Shares shall be transferred on the record books to the Person entitled thereto.  The Trust, its transfer agent or other duly authorized agents may refuse any requested transfer of Shares, or request additional evidence of authority to safeguard the assets or interests of the Trust or of its Shareholders, in their sole discretion.  In all cases of transfer by
an attorney-in-fact, the original power of attorney,
 or an official copy thereof duly certified,
shall be deposited and remain with the Trust,
 its transfer agent or other duly authorized agent.
  In case of transfers by executors, administrators,
 guardians or other legal representatives, duly authenticated evidence of their authority shall be presented to the Trust, its transfer agent or other duly authorized agent, and
may be required to be deposited and remain with the Trust,
 its transfer agent or other duly authorized agent.
Section 7.	HOLDERS OF RECORD.  The record books of the Trust
 as kept by the Trust, its transfer agent or
other duly authorized agent, as the case may be,
 shall be conclusive as to the identity of the Shareholders
 of the Trust and as to the number, Series and Classes,
 if any, of Shares held from time to time by each such Shareholder.
  The Trust shall be entitled to treat the holder of record of any Share as the owner thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such Share on the part of any other Person, whether or not the Trust shall have express or other notice thereof.
Section 8.	FISCAL YEAR.  The fiscal year of the Trust, and each
Series thereof, shall be determined by the Board.
Section 9.	HEADINGS; REFERENCES.  Headings are placed herein for
 convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument.  Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable.
 Any references herein to specific sections of the DSTA,
the Code or the 1940 Act shall refer to such sections as amended from time to time or any successor sections thereof.
Section 10.	PROVISIONS IN CONFLICT WITH LAW OR REGULATIONS.
(a)	The provisions of these By-Laws are severable, and if the Board of Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the Declaration of Trust, the 1940 Act, the Code, the DSTA, or with other applicable
 laws and regulations, the conflicting provision shall be deemed not to have constituted a part of these By-Laws from the time when such provisions became inconsistent with such laws or
regulations; provided, however, that such determination
shall not affect any of the remaining provisions of these By-Laws or render invalid or improper any action taken or omitted prior to such determination.
(b)	If any provision of these By-Laws shall be held invalid
or unenforceable in any jurisdiction, such invalidity or
unenforceability shall attach only to such provision in
such jurisdiction and shall not in any manner affect such
 provision in any other jurisdiction or any other provision
 of these By-Laws in any jurisdiction.
ARTICLE VIII
AMENDMENTS
Section 1.	AMENDMENT BY SHAREHOLDERS.  These By-Laws may be amended,
 restated or repealed or new By-Laws may be adopted by
the affirmative vote of a majority of votes cast at a Shareholders'
 meeting called for that purpose and where a quorum of Shareholders of the Trust is present.
Section 2.	AMENDMENT BY TRUSTEES.  These By-Laws may also be amended,
 restated or repealed or new By-Laws may be adopted by the Board, by a vote of the Board as set forth in Article IV, Section 3(c)
of the Declaration of Trust.
Section 3.	OTHER AMENDMENT.  Subject to the 1940 Act,
these By-Laws may also be amended pursuant to Article VIII,
 Section 2(a) of the Declaration of Trust and
Section 3815(f) of the DSTA.

Original By-Laws adopted:  as of December 2, 2003
Amended and Restated By-Laws adopted:  as of May 13, 2004
Second Amended and Restated By-Laws adopted: as of October 18, 2006 Third Amended and Restated By-Laws adopted: as of May 18, 2018